Private Placements of Common Stock and Warrants	12 Months Ended
May 31, 2025
Private Placements of Common Stock and Warrants
Private Placements of Common Stock and Warrants

Note 5. Private Placements of Common Stock and Warrants

Liability classified warrants

During April and May 2023, the Company agreed to issue warrants to the placement agent as part of the issuance costs of a note offering with an exercise price that was not determined until the final closing date. As the exercise price of the warrants was to be fixed based on the final terms of the offering, the Company accounted for the warrants as a liability-classified warrant beginning on the initial closing date until the final closing date. The value of the warrants on May 31, 2023, was recorded as a derivative liability on the balance sheet, and the change in the fair value of the warrants was recorded as a gain or loss on derivatives. On June 23, 2023, the final closing of the Placement Agent Notes occurred, and the fair value of the warrants became equity classified.

On July 31, 2023, notes owed by the Company were converted into units that had similar terms to units being offered in a private placement of shares and warrants through a placement agent that commenced in July 2023. As the unit price was not determinable until the final closing date of the subsequent private placement, the units related to the conversion of the notes were recorded as a liability and at fair value. On October 23, 2023, the private placement was concluded, which finalized the unit purchase price at $0.16, and the fair value of the units became equity-classified.

During November 2023, in connection with the issuance of the short-term notes, the Company agreed to issue warrants to the placement agent as part of the issuance costs, with the ultimate number of warrants and exercise price to be determined as of the final closing date. The value of the warrants was recorded as a derivative liability on the balance sheet until the final closing date in December 2023, and the change in the fair value of the warrants was recorded as a gain or loss on derivatives.

On December 29, 2023, the short-term notes were converted into units that had similar terms to units being offered in a private placement of shares and warrants through a placement agent. As the unit price was not determinable until the final closing date of the subsequent private placement, the units related to the conversion of the short-term notes were recorded as a liability and at fair value. The change in the fair value of the units was recorded as a gain or loss on derivatives. On May 3, 2024, the private placement was concluded, which finalized the unit purchase price at $0.10, and the fair value of the units became equity-classified.

In accordance with the prescribed accounting guidance, the Company measured fair value of liability classified warrants using fair value hierarchy included in Note 2, Summary of Significant Accounting Policies – Fair Value of Financial Instruments.

As of May 31, 2024, in accordance with ASC 815, Derivatives and Hedging, the Company reclassified warrants to equity when the warrants no longer qualified as liabilities. The Company recorded a loss on derivatives of approximately $0.2 million in the fiscal year ended May 31, 2024, due to a change in fair market value of the liability classified shares of common stock and warrants. The table below presents a reconciliation of the beginning and ending balances for liabilities measured at fair value as of May 31, 2023, and during the fiscal year ended May 31, 2024. There were no liability-classified warrants in the fiscal year ended May 31, 2025.

(in thousands)	Liability Classified Warrants
Balance at May 31, 2023	$79
Classified as liability	6,970
Reclassified as equity	(7,285)
Loss on derivative due to change in fair market value	236
Balance at May 31, 2024	—

The Company used a Black-Scholes valuation model to estimate the value of the liability classified warrants using assumptions presented in the table below. The Black-Scholes valuation model was used because management believes it reflects all the assumptions that market participants would likely consider in negotiating the transfer of the warrant. The Company’s derivative liability is classified within Level 3.

The Company estimated the fair value of the warrant derivatives using the following assumptions:

	April	Inputs at Liability Classification			Inputs at Equity Classification
	Placement	July	November	December		July	November	December
	Agent	Note	Placement	Note	April	Note	Placement	Note
	warrants at	conversion	Agent	conversion	Placement	conversion	Agent conversion	conversion
	May 31, 2023	warrants	warrants	warrants	Warrants	warrants	warrants	warrants
Fair value of underlying stock	$ 0.26	$ 0.21	$ 0.18	$ 0.20	$ 0.27	$ 0.17	$ 0.30	$ 0.15
Risk free rate	3.64%	4.18%	4.42%	3.84%	3.74%	4.81%	4.14%	4.48%
Expected term (in years)	10.00	5.00	10.00	5.00	10.00	5.00	10.00	5.00
Stock price volatility	97.90%	124.55%	95.82%	124.25%	97.45%	124.70%	96.18%	124.04%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Tender Offer

On July 19, 2024, the Company closed a tender offer in which warrants to purchase approximately 127.1 million shares of common stock were exercised at a $0.09387 exercise price, resulting in gross proceeds of approximately $11.9 million and net proceeds of approximately $10.4 million. The Company also issued approximately 25.4 million shares of common stock as bonus shares in the tender offer. The Company paid the placement agent a total cash fee of approximately $1.4 million, equal to 13% of the gross proceeds of the offering, as well as repricing all warrants previously issued to the placement agent to an exercise price of $0.09387 per share. In connection with the tender offer, the Company recognized the following issuance costs: $1.4 million in cash paid to the placement agent, $0.1 million in legal fees, a $1.7 million change in fair value of the exercised warrants, and a $0.4 million change in fair value due to repricing the placement agent warrants.

Warrants

Warrant activity is presented in the table below:

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except for exercise price and years)	shares	exercise price	life in years	value
Warrants outstanding at May 31, 2023	259,910	$0.37	4.57	$7,276
Granted	115,582	$0.28
Exercised	(3,000)	$0.10		$480
Forfeited, expired, and cancelled	(11,047)	$0.63
Warrants outstanding at May 31, 2024	361,445	$0.34	4.21	$2,697
Granted	—	$—
Exercised	(140,106)	$0.09		$7,615
Forfeited, expired, and cancelled	(8,211)	$0.56
Warrants outstanding at May 31, 2025	213,128	$0.27	3.71	$27,923
Warrants outstanding and exercisable at May 31, 2025	213,128	$0.27	3.71	$27,923

Warrant exercises

During the fiscal year ended May 31, 2025, the Company issued approximately 10.4 million shares of common stock in connection with the exercise of an equal number of warrants. The stated exercise prices ranged from $0.10 to $0.21 per share, which resulted in aggregate gross proceeds of approximately $1.1 million. Additionally, during the fiscal year ended May 31, 2025, the Company issued approximately 1.9 million shares of common stock in connection with the cashless exercise of approximately 2.6 million warrants with a stated exercise price of $0.09387 per share.